MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
522 Fifth Avenue
New York, New York 10036
VIA EDGAR
April 1, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Capital Opportunities Trust File Nos. 33-63685; 811-7377
Ladies and Gentlemen:
          On behalf of Morgan Stanley Capital Opportunities Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on March 26, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on March 26, 2010, accession number 0000950123-10-028723.
               If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).

Very truly yours,
/s/ Eric Griffith
Eric Griffith
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.